Net Defined Benefits Liability (Asset)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [Abstract]
Net defined benefit liability

24. NET DEFINED BENEFIT LIABILITY

The characteristics of the Group’s defined benefit retirement pension plans are as follows:

Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of pay at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.

The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of asset	The defined benefit obligation was estimated with an interest rate calculated based on blue chip corporate bonds earnings. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in profitability of blue chip bonds	A decrease in profitability of blue chip bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation	Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Present value of defined benefit obligation	1,071,170	1,275,020
Fair value of plan assets	(1,027,906)	(1,101,911)

Net defined benefit liability	43,264	173,109

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2016	2017	2018
Beginning balance	901,219	984,381	1,071,170
Current service cost	153,660	146,750	144,394
Interest cost	24,326	26,629	32,143
Remeasurements	(52,402)	(20,389)	100,854
Foreign currencies translation adjustments	80	(279)	(3)
Retirement benefit paid	(34,346)	(55,552)	(74,952)
Curtailment or settlement	(9,536)	(10,928)	—
Others	1,380	558	1,414

Ending balance	984,381	1,071,170	1,275,020

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2016	2017	2018
Beginning balance	801,528	990,653	1,027,906
Interest income	25,038	30,601	33,825
Remeasurements	(7,304)	(14,125)	(14,783)
Employer’s contributions	226,752	43,114	128,926
Retirement benefit paid	(33,341)	(51,877)	(71,672)
Curtailment or settlement	(9,198)	(11,052)	—
Others	(12,822)	40,592	(2,291)

Ending balance	990,653	1,027,906	1,101,911

(4)

Plan assets wholly consist of fixed deposits as of December 31, 2017 and 2018. Among plan assets, realized returns on plan assets amount to 17,734 million Won, 16,476 million Won and 19,042 million Won for the years ended December 31, 2016, 2017 and 2018, respectively.

Meanwhile, the contribution expected to be paid in the next accounting year amounts to 161,571 million Won.

(5)

Current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements recognized in the consolidated statements comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31
	2016	2017	2018
Current service cost	153,660	146,750	144,394
Net interest income	(712)	(3,972)	(1,682)
Loss on the curtailment or settlement	(339)	124	—

Cost recognized in net income	152,609	142,902	142,712

Remeasurements	(45,098)	(6,264)	115,637

Cost recognized in total comprehensive income	107,511	136,638	258,349

Retirement benefit service costs related to defined contribution plans amount to 3,747 million Won, 3,946 million Won and 2,437 million Won for the years ended December 31, 2016, 2017 and 2018, respectively.

(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2016	December 31, 2017	December 31, 2018
Discount rate	2.85%	3.18%	2,69%
Future wage growth rate	6.05%	6.18%	6.18%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is 8.05 ~ 13.21 years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2017(*)	December 31, 2018(*)
Discount rate	Increase by 1% point	(116,405)	(116,812)
	Decrease by 1% point	137,151	136,990
Future wage growth rate	Increase by 1% point	136,707	135,767
	Decrease by 1% point	(117,765)	(118,020)

(*)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.